Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Aug. 31, 2026	Feb. 28, 2026	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 26,831	$ 24,471	$ 21,726	$ 19,941	$ 20,463	$ 18,323	$ 16,806	$ 17,297		$ 16,760	$ 17,859	$ 18,180	$ 16,093	$ 10,920	$ 10,531	$ 11,330	$ 12,290	$ 12,556	$ 11,966	$ 11,017	$ 11,226	$ 10,000
Investor Class
Account Value [Line Items]
Accumulated Value	25,083	23,837	21,852	20,430	20,340	19,011	17,631	17,265		16,176	16,972	16,927	15,601	12,603	11,420	11,931	11,862	12,159	11,319	10,906	10,924	10,000
InstitutionalClass
Account Value [Line Items]
Accumulated Value	2,632,045	2,496,388	2,281,955	2,126,191	2,111,719	1,974,256	1,825,498	1,783,590		1,665,644	1,743,949	1,734,750	1,593,504	1,285,003	1,160,969	1,210,160	1,202,850	1,228,648	1,139,533	1,096,443	1,096,443	1,000,000
Institutional Class
Account Value [Line Items]
Accumulated Value	15,935	14,172	13,623	13,058	12,566	11,420	10,521	9,920	$ 10,000
Class I
Account Value [Line Items]
Accumulated Value	25,815	23,600	21,278	19,406	19,094	17,701	16,128	15,831		15,551	16,510	15,929	15,502	11,223	10,449	11,037	12,030	13,480	11,723	10,563	10,980	10,000
S&P 500 Index
Account Value [Line Items]
Accumulated Value	41,774	37,174	34,702	31,775	29,946	26,836	23,555	20,572		20,321	22,291	22,891	19,152	17,452	14,588	14,312	13,483	13,906	12,880	11,621	11,000	10,000
S&P 500 Index Inv
Account Value [Line Items]
Accumulated Value	41,775	37,175	34,703	31,776	29,946	26,836	23,555	20,572		20,321	22,291	22,891	19,152	17,452	14,588	14,312	13,483	13,906	12,880	11,621	11,000	10,000
S&P 500 Index Inst
Account Value [Line Items]
Accumulated Value	4,177,402	3,717,416	3,470,186	3,177,509	2,994,647	2,683,565	2,355,478	2,057,157		2,032,059	2,229,081	2,289,066	1,915,197	1,745,172	1,458,750	1,431,211	1,348,287	1,390,585	1,288,013	1,162,098	1,099,981	1,000,000
C B O E Buy Write [Member]
Account Value [Line Items]
Accumulated Value	15,535	14,413	13,021	13,177	12,087	11,196	10,644	10,040	10,000
S&P500 Index
Account Value [Line Items]
Accumulated Value	20,096	17,883	16,694	15,286	14,406	12,910	11,331	9,896	$ 10,000
S&P 500Index
Account Value [Line Items]
Accumulated Value	$ 41,774	$ 37,174	$ 34,702	$ 31,775	$ 29,946	$ 26,836	$ 23,555	$ 20,572		$ 20,321	$ 22,291	$ 22,891	$ 19,152	$ 17,452	$ 14,588	$ 14,312	$ 13,483	$ 13,906	$ 12,880	$ 11,621	$ 11,000	$ 10,000